UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:   028-05395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:

  /s/ George S. Loening
      -----------------
      George S. Loening        New York, New York        May 12, 2000

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Select Equity Group, Inc.
028-05395

Report Summary:

Number of Other Included managers:               0
Form 13F Information Table Entry Total:         48
Form 13F Information Table Value Total:   $169,383 (Thousands)


List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE

Select Equity Group, Inc.
028-05395

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRA INC                      COM              068313105    5,847  172,600 SH       SOLE                  172,600
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      343       60 SH       SOLE                       60
CAREY INTERNATIONAL INC        COM              141750109    6,245  367,375 SH       SOLE                  367,375
CHEMED CORP                    COM              163596109   15,635  521,157 SH       SOLE                  521,157
COMPX INTERNATIONAL INC        CL A             20563P101    5,393  282,955 SH       SOLE                  282,955
CORVEL CORP                    COM              221006109    2,308   88,780 SH       SOLE                   88,780
DIONEX CORP                    COM              254546104   12,018  364,850 SH       SOLE                  364,850
FAIR ISAAC & CO INC            COM              303250104    6,427  165,330 SH       SOLE                  165,330
FRANKLIN ELECTRIC INC          COM              353514102    3,734   58,460 SH       SOLE                   58,460
HUB GROUP INC                  CL A             443320106    7,972  522,785 SH       SOLE                  522,785
INTERIM SERVICES INC           COM              45868P100    6,852  369,150 SH       SOLE                  369,150
INVESTMENT TECHNOLOGY GROUP    COM              46145F105   10,198  289,300 SH       SOLE                  289,300
KRONOS INC                     COM              501052104    3,848  129,900 SH       SOLE                  129,900
M&F WORLDWIDE CORP             COM              552541104      677  154,841 SH       SOLE                  154,841
MATTHEWS INTERNATIONAL CORP    CL A             577128101    5,048  223,145 SH       SOLE                  223,145
MINERALS TECHNOLOGIES INC      COM              603158106    8,525  191,290 SH       SOLE                  191,290
NEW HORIZONS WORLDWIDE INC     COM              645526104   15,101  850,781 SH       SOLE                  850,781
PENTON MEDIA INC               COM              709668107    4,490  172,690 SH       SOLE                  172,690
ROPER INDUSTRIES INC           COM              776696106    8,321  245,200 SH       SOLE                  245,200
SCOTT TECHNOLOGIES INC         COM              810022301    8,196  434,199 SH       SOLE                  434,199
STRAYER EDUCATION INC          COM              863236105   11,349  436,500 SH       SOLE                  436,500
VALMONT INDUSTRIES INC         COM              920253101      511   29,635 SH       SOLE                   29,635
ZEBRA TECHNOLOGIES CORP        CL A             989207105    4,485   89,700 SH       SOLE                   89,700
BULL RUN CORP GA               COM              120182100      120   30,000 SH       SOLE                   30,000
CLAYTON HOMES INC              COM              184190106      516   51,000 SH       SOLE                   51,000
DUN & BRADSTREET CORP DEL      COM              26483B106      372   13,000 SH       SOLE                   13,000
L B FOSTER CO                  COM              350060109       41   10,000 SH       SOLE                   10,000
KIRBY CORP                     COM              497266106      296   15,000 SH       SOLE                   15,000
X-RITE INC                     COM              983857103      152   15,000 SH       SOLE                   15,000
VELCRO INDUSTRIES NV           COM              922571104      295   26,500 SH       SOLE                   26,500
NASDAQ 100 TR                  UNIT SER 1       631100104      591    5,400 SH       SOLE                    5,400
GATEWAY INC                    PUT              367626958      275    5,000 SH  PUT  SOLE                    5,000
GENERAL ELECTRIC CO            PUT              369604953    1,712   11,000 SH  PUT  SOLE                   11,000
INTEL CORP                     PUT              458140950      264    2,000 SH  PUT  SOLE                    2,000
KLA-TENCOR                     PUT              482480950    1,180   14,000 SH  PUT  SOLE                   14,000
LSI LOGIC                      PUT              502161952    1,528   21,000 SH  PUT  SOLE                   21,000
LUCENT TECHNOLOGIES            PUT              549463957      496    8,000 SH  PUT  SOLE                    8,000
MCI WORLDCOM                   PUT              55268B956      186    4,100 SH  PUT  SOLE                    4,100
MOTOROLA INC                   PUT              620076959      365    2,500 SH  PUT  SOLE                    2,500
PLANTRONICS INC                PUT              727493958      233    2,500 SH  PUT  SOLE                    2,500
SOLECTRON CP                   PUT              834182957      321    8,000 SH  PUT  SOLE                    8,000
CITIGROUP INC                  PUT              172967951      479    8,000 SH  PUT  SOLE                    8,000
XILINX INC                     PUT              983919951    2,898   35,000 SH  PUT  SOLE                   35,000
ITI TECHNOLOGIES INC           COM              450564109    1,526   51,300 SH       SOLE                   51,300
SYKES ENTERPRISES INC          COM              871237103      191   10,000 SH       SOLE                   10,000
MICROS SYSTEMS INC             COM              594901100      434    6,900 SH       SOLE                    6,900
ALTERA CORP                    PUT              021441950      446    5,000 SH  PUT  SOLE                    5,000
APPLIED MATLS                  PUT              038222955      943   10,000 SH  PUT  SOLE                   10,000